RISK MANAGEMENT POLICIES - Exposure to the Group's exchange risk by currency type (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Exchange rate risk
Assets	$ 352,534,983	$ 339,025,621
Liabilities	321,603,343	300,968,549
Exchange rate risk [member]
Exchange rate risk
Assets	42,434,808	66,666,602
Liabilities	37,285,415	55,095,222
Derivatives	7,367	798
Net position	5,156,760	11,572,178
Exchange rate risk [member] | US Dollar [member]
Exchange rate risk
Assets	41,198,482	64,753,045
Liabilities	36,422,195	53,900,933
Derivatives	7,367	798
Net position	4,783,654	10,852,910
Exchange rate risk [member] | Euro [member]
Exchange rate risk
Assets	923,079	1,471,024
Liabilities	855,301	1,184,919
Net position	67,778	286,105
Exchange rate risk [member] | Others
Exchange rate risk
Assets	313,247	442,533
Liabilities	7,919	9,370
Net position	$ 305,328	$ 433,163